LEASE (Schedule of non-cancellable direct financing leases) (Details) - Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
LEASE
2021	¥ 19,570	$ 2,999
2022	10,184	1,561
2023	9,427	1,445
2024	¥ 2,123	$ 325